Long-term Investments (Narrtive of other cost and equity method investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Cost and Equity Method Investments [Line Items]
Cost method of accounting criteria, maximum ownership percentage	20.00%
Equity method of accounting criteria, minimum ownership percentage	20.00%
Equity method of accounting criteria, maximum ownership percentage	50.00%
Number of equtity method investments fully disposed	2
Number of cost method investments partially disposed	2
Gain (Loss) on disposal of long-term investments	$ 4,766	$ 0
Minimum [Member]
Schedule of Other Cost and Equity Method Investments [Line Items]
Equity interest, ownership percentage	5.00%	1.50%
Maximum [Member]
Schedule of Other Cost and Equity Method Investments [Line Items]
Equity interest, ownership percentage	40.00%	40.00%
Maximum [Member] | Mobile internet business, game development and security business [Member]
Schedule of Other Cost and Equity Method Investments [Line Items]
Initial cost of equity investment	$ 1,000